U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1. Name and address of Issuer:

   CMA New York Municipal Money Fund of CMA Multi-State Municipal Series
   Trust
   P.O. Box 9011
   Princeton, N.J. 08543-9011

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3. Investment Company Act File Number: 811-5011

   Securities Act File Number:         33-11882

4. (a) Last day of fiscal year for which this Form is filed: March 31, 2006

   (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

   (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fees:

  (i)   Aggregate sales price of securities sold during
        the fiscal year pursuant to Section 24(f):                $9,662,239,700

  (ii)  Aggregate price of securities redeemed or
        repurchased during the fiscal year:                       $9,463,894,924

  (iii) Aggregate price of securities redeemed or
        repurchased during any prior fiscal year ending no
        earlier than October 31, 1995, that were not
        previously used to reduce registration fees payable
        to the Commission:                                        $350,369,735

  (iv)  Total available redemption credits [add Items 5(ii)
        and 5(iii)]:                                              $9,814,264,659
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  (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:                     $0

  (vi)  Redemption credits available for use in future years
        - if Item 5(i) is less than Item 5(iv):                   $152,024,959

  (vii) Multiplier for determining registration fee (see
        instruction C.9):                                         .000107

 (viii) Registration fee due [multiply Item 5(v) by Item
        5(vii) (enter "0" if no fee is due)]:                     $0

6. Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

    If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.  Interest due - if this Form is being filed more than 90
    days after the end of the issuer's fiscal year (see
    instruction D):                                               $0

8.  Total of the amount of the registration fee due plus any
    interest due [line 5(viii) plus line 7]:                      $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

    Method of Delivery:

    [ ]  Wire Transfer

    [ ]  Mail or other means


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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By:


/s/ Donald C. Burke
-------------------------------
Vice President and Treasurer


Date:  June 23, 2006



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